Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Schedule Of Property And Equipment

	December 31,
	2 0 1 2	2 0 1 1
Cost:
Computers and software	$7,014	$6,819
Office furniture and equipment	2,302	2,297
Vehicles	145	143
Leasehold improvements	601	586
	10,062	9,845
Accumulated depreciation:
Computers and software	6,268	5,975
Office furniture and equipment	2,197	2,165
Vehicles	143	131
Leasehold improvements	579	565
	9,187	8,836
Property and equipment, net	$875	$1,009